Business Combination - Schedule of Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Goodwill	$ 574,764	$ 570,540
NPS Holdings Limited [Member]
Cash and cash equivalents	31,656
Accounts receivable	55,392
Unbilled revenue	41,378
Inventories	33,652
Current assets	19,463
Property, plant and equipment	216,094
Intangible assets	94,000
Deferred tax assets
Other assets	7,457
Total identifiable assets acquired	499,092
Accounts payable	26,457
Accrued expenses	28,685
Current portion of loans and borrowings
Short-term borrowings	55,836
Current liabilities	3,665
Loans and borrowings	149,399
Deferred tax liabilities	24,098
Other liabilities	22,363
Non-controlling interest	(2,841)
Net identifiable liabilities acquired	307,662
Total fair value of net assets acquired	191,328
Goodwill	399,325
Total gross consideration	590,755
Gulf Energy S.A.O.C [Member]
Cash and cash equivalents	5,206
Accounts receivable	18,013
Unbilled revenue	45,343
Inventories	31,092
Current assets	8,719
Property, plant and equipment	91,444
Intangible assets	53,000
Deferred tax assets	554
Other assets	1,254
Total identifiable assets acquired	254,625
Accounts payable	31,113
Accrued expenses	25,388
Current portion of loans and borrowings	16,368
Short-term borrowings	9,000
Current liabilities	15,449
Loans and borrowings	25,098
Deferred tax liabilities	8,053
Other liabilities	9,910
Non-controlling interest	837
Net identifiable liabilities acquired	141,216
Total fair value of net assets acquired	113,409
Goodwill	175,439
Total gross consideration	$ 288,848